Derivative Instruments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2012	May 23, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 29, 2012
Debt Instrument
Number of Interest rate swaps				14
Number of Partnership's interest rate swaps expired				3
Interest rate swap agreements base rate			LIBOR
Number of interest rate swaps not qualifying as cash flow hedges	1	1
Interest rate swap not qualifying as cashflow hedge, amount to be amortized from OCL to Partnership' s Consolidated Statements of Comprehensive (Loss) / Income	$ 1,400	$ 50
Change of the fair value of certain swap agreements			0	4	1,448
$370,000 Credit Facility
Debt Instrument
Number of Partnership's interest rate swaps expired							9
Number of interest rate swap agreements terminated						1
$350,000 Credit Facility
Debt Instrument
Number of interest rate swap agreements terminated					1
Number of interest rate swap agreements partially terminated					1
Interest Rate Swaps
Debt Instrument
Notional amount of interest rate derivatives expired				$ 59,084